UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Dividend Income Portfolio                                                                                                                      as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	48,300	$3,794,448
United Technologies Corp.	25,428	1,855,481
		$5,649,929
Auto Components — 0.8%
Johnson Controls, Inc.	17,000	$1,923,550
		$1,923,550
Beverages — 0.9%
Diageo PLC ADR	26,300	$2,148,184
		$2,148,184
Capital Markets — 5.4%
Bank of New York Mellon Corp.	35,200	$1,497,760
Credit Suisse Group ADR	48,500	3,130,190
Deutsche Bank AG (1)	28,000	3,815,840
Goldman Sachs Group, Inc. (The)	10,300	1,939,902
Merrill Lynch & Co., Inc.	40,000	2,968,000
		$13,351,692
Chemicals — 0.7%
E.I. du Pont de Nemours and Co.	35,700	$1,668,261
		$1,668,261
Commercial Banks — 13.7%
Bank of Nova Scotia (1)	17,895	$832,475
Barclays PLC ADR	49,950	2,796,701
BNP Paribas (1)	38,400	4,223,273
HBOS PLC (1)	54,291	1,057,686
Intesa Sanpaolo (1)	120,000	908,233
KBC Groep NV (1)	13,090	1,703,815
National Bank of Canada (1)	20,500	1,169,810
National Bank of Greece SA (1)	65,200	3,814,983
National Bank of Greece SA Sponsored ADR	115,000	1,360,450
Royal Bank of Scotland PLC (1)	120,288	1,432,790
Societe Generale (1)	11,355	1,952,680
Standard Chartered PLC (1)	161,000	5,266,885
UniCredito Italiano SPA (1)	376,149	3,192,489
Wachovia Corp.	91,950	4,340,960
		$34,053,230
Commercial Services & Supplies — 0.3%
R.R. Donnelley & Sons Co.	17,000	$718,420
		$718,420

Communications Equipment — 0.6%
Nokia Oyj Sponsored ADR	48,000	$1,374,720
		$1,374,720
Computer Peripherals — 2.0%
International Business Machines Corp.	44,581	$4,932,888
		$4,932,888
Consumer Finance — 0.5%
Student Loan Corp.	6,485	$1,206,145
		$1,206,145
Diversified Financial Services — 5.2%
Bank of America Corp.	29,290	$1,388,932
Citigroup, Inc.	105,133	4,896,044
ING Groep NV Sponsored ADR	108,500	4,576,530
JPMorgan Chase & Co.	48,000	2,112,480
		$12,973,986
Diversified Telecommunication Services — 8.6%
AT&T, Inc.	78,567	$3,076,684
BT Group PLC (1)	451,500	2,862,820
Chunghwa Telecom Co., Ltd. ADR	177,650	2,945,437
Elisa Oyj (1)	45,500	1,286,870
Embarq Corp.	26,800	1,655,972
Telefonos de Mexico SA de CV ADR	62,130	2,122,982
Telenor ASA (1)(2)	128,500	2,352,722
Telenor ASA ADR	6,500	359,182
Verizon Communications, Inc.	78,960	3,365,275
Windstream Corp.	101,500	1,396,640
		$21,424,584
Electric Utilities — 6.0%
CPFL Energia SA ADR	35,800	$2,050,982
E. ON AG ADR	41,020	2,146,577
Endesa SA (1)	87,000	4,711,469
Enel SPA (1)	168,000	1,735,147
Fortum Oyj (1)	76,092	2,455,986
Iberdrola SA (1)	10,800	601,054
Scottish and Southern Energy PLC (1)	39,900	1,166,369
		$14,867,584
Energy Equipment & Services — 2.3%
Diamond Offshore Drilling, Inc.	42,400	$4,374,832
Halliburton Co.	39,000	1,404,780
		$5,779,612

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	25,300	$1,162,535
		$1,162,535
Food Products — 2.6%
Cadbury Schweppes PLC ADR	31,881	$1,585,442
Kraft Foods, Inc., Class A	17,677	578,922
Nestle SA (1)	9,025	3,462,594
Nestle SA ADR	9,175	886,317
		$6,513,275
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	54,400	$2,604,128
Starwood Hotels & Resorts Worldwide, Inc.	34,400	2,165,824
		$4,769,952
Household Products — 1.0%
Kimberly-Clark Corp.	16,670	$1,121,391
Kimberly-Clark de Mexico S.A. de C.V. (1)	362,500	1,434,561
		$2,555,952
Independent Power Producers & Energy Traders — 0.5%
TXU Corp.	19,770	$1,289,993
		$1,289,993
Industrial Conglomerates — 2.0%
General Electric Co.	129,150	$5,005,854
		$5,005,854
Insurance — 5.3%
Axa ADR	33,000	$1,292,280
Chubb Corp. (The)	38,000	1,915,580
Fidelity National Financial, Inc.	79,525	1,661,277
Hartford Financial Services Group, Inc.	30,000	2,756,100
Lincoln National Corp.	70,500	4,252,560
Travelers Cos., Inc. (The)	24,495	1,243,856
		$13,121,653
Machinery — 4.6%
Atlas Copco AB, Class A (1)	129,200	$2,223,188
Eaton Corp.	52,000	5,053,360
Vallourec SA (1)	16,300	4,218,501
		$11,495,049
Metals & Mining — 5.1%
Anglo American PLC ADR	36,355	$1,066,278
BHP Billiton, Ltd. ADR	11,400	727,092
Companhia Vale do Rio Doce ADR	29,700	1,455,597

Freeport-McMoRan Copper & Gold, Inc.	40,631	$3,818,501
Southern Copper Corp.	50,000	5,635,500
		$12,702,968
Multiline Retail — 0.4%
J.C. Penney Company, Inc.	15,400	$1,047,816
		$1,047,816
Multi-Utilities — 2.1%
CMS Energy Corp.	32,000	$517,120
Consolidated Edison, Inc.	67,000	2,926,560
Energy East Corp.	27,000	683,370
RWE AG (1)	10,595	1,125,993
		$5,253,043
Oil, Gas & Consumable Fuels — 11.2%
Cairn Energy PLC (1)(2)	48,343	$1,691,586
Chesapeake Energy Corp.	11,000	374,440
Chevron Corp.	55,400	4,723,404
ConocoPhillips	60,603	4,899,147
Exxon Mobil Corp.	36,489	3,106,309
Marathon Oil Corp.	18,000	993,600
Occidental Petroleum Corp.	81,160	4,603,395
Statoil ASA ADR	58,870	1,742,552
Total SA ADR	12,140	954,325
Williams Cos., Inc. (The)	141,965	4,578,371
		$27,667,129
Pharmaceuticals — 5.3%
GlaxoSmithKline PLC ADR	60,454	$3,087,990
Johnson & Johnson	83,685	5,062,943
Pfizer, Inc.	132,564	3,116,580
Wyeth	37,981	1,842,838
		$13,110,351
Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	4,800	$518,256
Simon Property Group, Inc.	6,990	604,845
		$1,123,101
Specialty Retail — 1.9%
Home Depot, Inc. (The)	128,250	$4,767,053
		$4,767,053
Tobacco — 2.1%
Altria Group, Inc.	47,945	$3,186,904
Lowes Corp. - Carolina Group	25,800	1,955,382
		$5,142,286

Water Utilities — 1.9%
Severn Trent PLC (1)	177,000	$4,596,206
		$4,596,206
Total Common Stocks (identified cost $234,208,213)		$243,397,001

Other Issues — 0.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Cairn Energy PLC, Class B, Deferred Shares (1)(2)(3)	59,500	$0
		$0
Water Utilities — 0.0%
Kelda Group PLC, Deferred Shares (1)(2)(3)	269,800	$0
		$0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (4)	$5,040	$5,039,925
Total Short-Term Investments (identified cost $5,039,925)		$5,039,925
Total Investments — 100.2% (identified cost $239,248,138)		$248,436,926
Other Assets, Less Liabilities — (0.2)%		$(514,556)
Net Assets — 100.0%		$247,922,370

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $72,135.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	73.7%	$183,140,898
United Kingdom	7.3	18,074,342
France	4.2	10,394,455
Italy	2.4	5,835,869
Spain	2.1	5,312,523
Germany	2.0	4,941,833
Greece	1.5	3,814,983
Finland	1.5	3,742,857
Switzerland	1.4	3,462,594
Norway	0.9	2,352,722
Sweden	0.9	2,223,188
Canada	0.8	2,002,286
Belgium	0.7	1,703,815
Mexico	0.6	1,434,561
Total	100%	$248,436,926

The Fund did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$239,307,122
Gross unrealized appreciation	$16,290,576
Gross unrealized depreciation	(7,160,772)
Net unrealized appreciation	$9,129,804

The net unrealized appreciation on foreign currency at July 31, 2007 was $16,014.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 14, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	September 14, 2007